PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund Expense Example - PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund - PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund
Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	$ 518